Commitments and Contingencies - Asbestos-Related Claims Activity (Details)	9 Months Ended
	Sep. 30, 2022
Loss Contingency Accrual [Roll Forward]
Claims unresolved, beginning of period	14,559
Claims filed	3,285	[1]
Claims resolved	(3,677)	[2]
Claims unresolved, end of period	14,167

[1]	Claims filed include all asbestos claims for which notification has been received or a file has been opened
[2]	Claims resolved include all asbestos claims that have been settled, dismissed or that are in the process of being settled or dismissed based upon agreements or understandings in place with counsel for the claimants